Cover	Oct. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2023
Entity File Number	333-235700
Entity Registrant Name	SYNERGY EMPIRE LIMITED
Entity Central Index Key	0001766267
Entity Tax Identification Number	38-4096727
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Lot 1G & 2G
Entity Address, Address Line Two	Kompleks Lanai
Entity Address, Address Line Three	No. 2, Persiaran Seri Perdana
Entity Address, City or Town	Putrajaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	62250
City Area Code	+603
Local Phone Number	8890 2968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false